Organization	9 Months Ended
Mar. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

NOTE A – ORGANIZATION

Overview

Global Technologies, Ltd. (hereinafter the “Company”, “Our”, “We”, or “Us”) is a publicly quoted shell company that was incorporated under the laws of the State of Delaware on January 20, 1999 under the name of NEW IFT Corporation. On August 13, 1999, the Company filed an Amended and Restated Certificate of Incorporation with the State of Delaware to change the name of the corporation to Global Technologies, Ltd. Our principal executive offices are located at 501 1st Ave N., Suite 901, St. Petersburg, FL 33701 and our telephone number is (727) 482-1505. Our website address is www.globaltechnologiesltd.info. The information contained on, or that can be accessed through, our website is not a part of this Registration Statement. We have included our website address in this Registration Statement solely as an inactive textual reference.

Prior Operational History

From inception until March 2011, Global Technologies was a technology portfolio company that acquired nascent technology and related innovations, inventions and IP assets to enhance their growth and development. The Company built revenues and asset value through a model of continuous growth, income from or sale of its portfolio holdings, and technology licensing or distribution agreements.

The Company invested primarily in innovative and promising clean/renewable energy or bio-tech technologies that had reached the stage in the critical Technology Development & Demonstration phase of the Innovative Cycle, which includes Prototype, Demonstration and Market Analysis.

In March 2011, the Company abandoned its operations. Mr. Jimmy Wayne Anderson, our sole officer and director, was appointed a director of the Company in December 2017 and an officer in January 2018.

Current Operations

Global Technologies, Ltd (“Global”) is a holding corporation, which through its subsidiaries, has operations engaged in the online sales of CBD and hemp related products, the acquisition of intellectual property in the safety and security space and as a portal for entrepreneurs to provide immediate access to live shopping, e-commerce, product placement in brick and mortar retail outlets and logistics.

On November 30, 2019, the Company entered into a Purchase and Sale Agreement (the “Agreement”) for the purchase of TCBM Holdings, LLC (“TCBM”). Under the terms of the Agreement, the Company issued a Convertible Promissory Note (the “Note”) in the amount of $2,000,000 to Jetco Holdings, LLC for the purchase of all issued and outstanding membership units of TCBM and its subsidiaries, HMNRTH, LLC and 911 Help Now, LLC.

On March 11, 2020, the Company, through its two wholly owned subsidiaries, HMNRTH, LLC (the “Seller”) and TCBM Holdings, LLC (the “Owner”) (together Seller and Owner the “Selling Parties”) entered into an Asset Purchase Agreement (the “Agreement”) with Edison Nation, Inc. and its wholly owned subsidiary, Scalematix, LLC (together the “Buyer”), for the sale of certain assets in the health and wellness industry and related consumer products industry. Under the terms of the Agreement, Buyer was to remit $70,850 via wire transfer at Closing and issue to a representative of the Selling Parties Two Hundred Thirty-Eight Thousand Seven Hundred and Fifty (238,750) shares of restricted common stock. In addition, the Selling Parties shall have the right to additional earn out compensation based upon the following metrics: (i) at such time as the purchased assets achieve cumulative revenue of $2,500,000, the Selling Parties shall earn One Hundred Twenty-Five Thousand (125,000) shares of common stock; and (ii) at such time as the purchased assets achieve cumulative revenue of $5,000,000, the Selling Parties shall earn One Hundred Twenty-Five Thousand (125,000) shares of common stock. The Closing of the transaction occurred on March 11, 2020. As of the date of this filing, the Company has received the 238,750 shares of restricted common stock valued at $477,500 due under the terms of the Agreement. The shares were subsequently transferred to the principal of Jetco Holdings, LLC as payment against the November 30, 2019 Convertible Promissory Note issued by the Company. Please see NOTE F - NOTES PAYABLE, THIRD PARTIES for further information.

Our wholly owned subsidiaries:

About TCBM Holdings, LLC

TCBM Holdings, LLC (“TCBM”) was formed as a Delaware limited liability company on August 10, 2017. TCBM is a holding corporation, which operated through its two wholly owned subsidiaries, HMNRTH, LLC and 911 Help Now, LLC.

About HMNRTH, LLC

HMNRTH, LLC (“HMN”) was formed as a Delaware limited liability company on July 30, 2019. HMNRTH operates as an online store selling a variety of hemp and CBD related products. The Company’s business model is to bridge the gap between the lifestyle and knowledge components within the cannabis industry. The Company’s goal is to educate every consumer while cultivating an experience by providing quality products, branded cutting-edge content, and diversified product lines for any purpose. Most importantly, we want our clients to discover their inner HMN, redefine their inner HMN and Empower their inner HMN.

In September 2019, the Company entered into a Quality Agreement with Nutralife Biosciences for the development and production of its CBD line of products. The Company’s product line includes hemp derived, full spectrum cannabidiol tinctures and creams in varying sizes. The Company’s ecommerce website can be found at www.hmnrth.com.

In order for the Company to generate revenue through HMNRTH, we will need to: (i) produce additional inventory for retail sales through the Company’s ecommerce site or sales, or (ii) sales to third party distributors, or (iii) direct sales to brick and mortar CBD retail outlets, or (iv) generate additional CBD formulas to be utilized in new products At present, the Company does not have the required capital to initiate any of the options and there is no guarantee that we will be able to raise the required funds.

Regulation of HMNRTH products:

The manufacture, labeling and distribution of our products is regulated by various federal, state and local agencies. These governmental authorities may commence regulatory or legal proceedings, which could restrict the permissible scope of our product claims or the ability to sell our products in the future. The FDA regulates our nutraceutical and wellness products to ensure that the products are not adulterated or misbranded.

We are subject to additional regulation as a result of our CBD products. The shifting compliance environment and the need to build and maintain robust systems to comply with different compliance in multiple jurisdictions increase the possibility that we may violate one or more of the requirements. If our operations are found to be in violation of any of such laws or any other governmental regulations that apply to us, we may be subject to penalties, including, without limitation, civil and criminal penalties, damages, fines, the curtailment or restructuring of our operations, any of which could adversely affect our ability to operate our business and our financial results.

Failure to comply with FDA requirements may result in, among other things, injunctions, product withdrawals, recalls, product seizures, fines and criminal prosecutions. Our advertising is subject to regulation by the FTC under the FTCA. Additionally, some states also permit advertising and labeling laws to be enforced by private attorney generals, who may seek relief for consumers, seek class action certifications, seek class wide damages and product recalls of products sold by us. Any actions against us by governmental authorities or private litigants could have a material adverse effect on our business, financial condition and results of operations.

About 911 Help Now, LLC

911 Help Now, LLC (“911”) was formed as a Delaware limited liability company on February 2, 2018. 911 was a holding company of intellectual property in the safety and security space. At present, we own no intellectual property within our 911 subsidiary. In order to generate future revenue within 911, we will need to identify and either acquire or license intellectual property. In the event of an acquisition, we will then need to either develop products utilizing our intellectual property or license out our intellectual property to a third party. There is no guarantee that we will be successful with an acquisition or licensing of any intellectual property.

About Markets on Main, LLC

Markets on Main, LLC (“MOM”) was formed as a Florida limited liability company on April 2, 2020. MOM is A full service, sales and distribution, third-party logistics provider and portal to multi-channel sales opportunities. MOM’s focus is on bringing small businesses and entrepreneurs to large opportunities and distribution. MOM will provide the following services to its clients: inventory management, brand management, fulfillment and drop-ship capabilities, retail distribution and customer service. MOM’s website can be found at www.marketsonmain.com.

Consultants

On January 2, 2020, the Company entered into a Consulting Agreement (the “Agreement”) with Timothy Cabrera (the “Consultant”). Under the terms of the Agreement, the Consultant is to provide services to further the business plan of the Company’s subsidiaries, seek and advise the Company on the acquisition of potential products, seek acquisition candidates and on the sale of any inventory. The Agreement has a term of one (1) year and the Consultant is to be compensated Two Hundred Fifty Thousand and NO/100 Dollars ($250,000).

On January 2, 2020, the Company entered into a Consulting Agreement (the “Agreement”) with Brian McFadden (the “Consultant”). Under the terms of the Agreement, the Consultant is to provide services to manage the Company’s HMNRTH subsidiary, manage the process of new CBD formulas from development to sale, seek and advise the Company on the acquisition of potential products and on the sale of any inventory. The Agreement has a term of one (1) year and the Consultant is to be compensated Two Hundred Fifty Thousand and NO/100 Dollars ($250,000).

On August 22, 2019, the Company entered into a Consulting Agreement (the “Agreement”) with Sylios Corp (the “Consultant”), an entity controlled by the Company’s President, Jimmy Wayne Anderson. Under the terms of the Agreement, the Consultant is to provide services related to acquisitions, mergers and certain day to day tasks of managing a public company. As compensation, the Company shall pay Consultant $50,000 through the issuance of ten (10) shares of the Company’s Series L Preferred Stock. The Company issued the shares of Series L Preferred Stock on September 2, 2019. The Agreement has a term of six (6) months or until the Consultant completes the services requested.